Fee and commission income	12 Months Ended
Dec. 31, 2020
Fee and commission income
Fee and commission income

37. Fee and commission income

Fee and commission income comprises the amount of all fees and commissions accruing in favor of the Bank during the year, except those that form part of the effective interest rate on financial instruments.

The breakdown of Fee and commission income is as follows:

	2018	2019	2020

Collection and payment services:
Service charges on deposit accounts	1,217	1,438	2,588
Credit and debit cards	7,398	8,757	7,667
Checks and others	240	243	181
	8,855	10,438	10,436
Marketing of non-banking financial products:
Investment funds management	1,569	1,568	1,611
Capital markets and securities activities	738	558	514
Collection and payment services	2,832	2,923	2,074
Insurance	4,575	5,038	5,300
Financial advisory services	1,212	1,207	1,179
	10,926	11,294	10,678
Securities services:
Administration and custody	368	347	461
	368	347	461
Other:
Foreign currency transactions	1,255	1,287	1,380
Other fees and commissions	892	952	801
	2,147	2,239	2,181
	22,296	24,318	23,756